UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 101.6%
California 3.7%
California, Municipal Securities Trust Certificates, Golden State Tobacco, "A", Series 7046, 144A, 3.94% *, 6/1/2047	4,000,000	4,000,000
Colorado 3.5%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 4.04% *, 9/1/2033, Bank of America NA (a)	1,345,000	1,345,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 3.94% *, 8/1/2017, Wells Fargo Bank NA (a)	2,465,000	2,465,000

		3,810,000

Florida 11.3%
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 4.02% *, 1/1/2019, SunTrust Bank (a)	800,000	800,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 3.92% *, 7/1/2025 (b)	695,000	695,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series B, 3.88% *, 11/15/2009, SunTrust Bank (a)	2,300,000	2,300,000
Miami-Dade County, FL, General Obligation, 3.78%, 12/5/2007	1,000,000	1,000,000
Orlando, FL, Government Financing, 3.55%, 1/10/2008	3,720,000	3,720,000
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda Healthcare System Project, 4.02% *, 12/1/2031, SunTrust Bank (a)	2,600,000	2,600,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 3.86% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000

		12,225,000
Georgia 0.4%
Athens-Clarke County, GA, Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 4.1% *, 7/1/2035, Bank of America NA (a)	465,000	465,000
Illinois 7.4%
Crestwood, IL, Trinity Christian College Revenue, 3.88% *, 9/1/2028, Fifth Third Bank (a)	2,670,000	2,670,000
Illinois, Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 4.04%*, 8/15/2032	2,350,000	2,350,000
Illinois, State General Obligation, 4.25%, 11/9/2007	3,000,000	3,001,560

		8,021,560
Iowa 0.9%
Iowa, Finance Authority Small Business Development Revenue, Corp. Center Associates LP Project, 3.91% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 4.7%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 3.93%*, 3/1/2030, US Bank NA (a)	3,620,000	3,620,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.96% *, 7/1/2019, Bank One Kentucky NA (a)	1,460,000	1,460,000

		5,080,000
Louisiana 2.8%
Louisiana, UBS Municipal (CRVS), Various States, Series 07-1023, 144A, 3.92% *, 6/1/2041 (b)	3,000,000	3,000,000
Massachusetts 4.3%
Massachusetts, Puttable Floating Option Tax-Exempt Receipts, Series PT-4303, 144A, 3.93% *, 8/1/2030 (b)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 3.87% *, 6/1/2036, JPMorgan Chase Bank (a)	1,600,000	1,600,000

		4,600,000
Michigan 4.2%
Holt, MI, General Obligation, Public Schools, 3.8% *, 5/1/2030	1,200,000	1,200,000
Michigan, General Obligation, 3.6%, 10/10/2007	2,500,000	2,499,729
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 4.05% *, 10/7/2014 (b)	825,000	825,000

		4,524,729
Minnesota 1.8%
Minnesota, Rochester Health, 3.72%, 10/11/2007	2,000,000	2,000,000
Mississippi 1.9%
Jackson County, MS, Port Facilities Revenue, Chevron USA, Inc. Project, 4.1% *, 6/1/2023	2,000,000	2,000,000

Missouri 1.9%
Missouri, State Public Utilities Commission Revenue, Interim Construction Notes, 4.75%, 9/1/2008	2,000,000	2,016,889
New Jersey 6.4%
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 3.95% *, 9/15/2015 (b)	2,800,000	2,800,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PA-802, 144A, 3.89%*, 12/15/2009 (b)	1,590,000	1,590,000
New Jersey, Toms River School District, 3.7%, 11/21/2007	2,500,000	2,500,190

		6,890,190
New York 2.8%
New York City, NY, Industrial Development Agency Revenue, Series 1997, 144A, 3.9% *, 3/1/2027 (b)	3,000,000	3,000,000
Ohio 8.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 3.91% *, 12/1/2032, KBC Bank NV (a)	1,300,000	1,300,000
Cleveland, OH, Clinic Health System, 3.75%, 10/3/2007	4,000,000	4,000,000
Ohio, State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Generation, Series A, 3.85% *, 12/1/2023, KeyBank NA (a)	3,000,000	3,000,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.96%*, 9/1/2020, Fifth Third Bank (a)	1,000,000	1,000,000

		9,300,000
Oregon 3.2%
Oregon, State General Obligation, Veterans Welfare, Series 83, 3.86% *, 12/1/2039	1,500,000	1,500,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.95% *, 10/1/2023 (b)	1,990,000	1,990,000

		3,490,000
Pennsylvania 9.1%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.87% *, 12/1/2019, Bank of America NA (a)	1,200,000	1,200,000
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.96% *, 9/1/2025, Wachovia Bank NA (a)	2,480,000	2,480,000
Delaware Valley, PA, Regional Financing Authority, Locating Government Revenue, Series B, 3.82% *, 6/1/2042, Bayerische Landesbank (a)	1,000,000	1,000,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.9% *, 6/1/2033, Allied Irish Bank PLC (a)	2,180,000	2,180,000
Philadelphia, PA, General Obligation, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (a)	3,000,000	3,016,699

		9,876,699
Texas 11.2%
City of Houston, TX, General Obligation, 3.75%, 11/8/2007	1,800,000	1,800,000
Harris County, TX, Health Facilities Development Corp. Revenue, Texas Children's Hospital, Series B-1, 4.07% *, 10/1/2029 (b)	1,540,000	1,540,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/29/2008	2,000,000	2,006,769
Texas, Hidalgo Willacy Housing Finance Corp., Multi-Family Housing Revenue, Series F18J, 144A, 3.95% *, 1/1/2039	2,685,000	2,685,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	4,000,000	4,028,003

		12,059,772
Vermont 1.9%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.86% *, 1/1/2008, State Street Bank & Trust Co. (a)	2,000,000	2,000,000
Washington 3.8%
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.92% *, 12/1/2023 (b)	3,110,000	3,110,000

Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Mirabella Project, Series A, 4.06% *, 3/1/2036, HSH Nordbank AG (a)		960,000	960,000

			4,070,000
Wisconsin 1.8%
Milwaukee, WI, General Obligation, Series V8, 3.85% *, 2/1/2025		1,900,000	1,900,000
Multi-State 4.0%
Lehman Municipal Trust Receipts, Various States, Series P84W-D, 144A, 4.15% *, 7/1/2045		1,300,000	1,300,000
UBS Municipal (CRVS), Various States, 144A, 3.94% *, 8/1/2036		3,050,000	3,050,000

			4,350,000
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $109,679,839)		101.6	109,679,839
Other Assets and Liabilities, Net		(1.6)	(1,701,965)

Net Assets		100.0	107,977,874

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2007.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	5.9
	Financial Guaranty Insurance Company	6.2
	Financial Security Assurance, Inc.	3.3
	MBIA Corp.	4.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CRVS: Custodial Residual and Variable Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007